BASIS OF PREPARATION (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
APWC General Holdings Limited
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	100.00%	100.00%
PRC (APWC) Holding Ltd.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	100.00%	100.00%
Samray Inc.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	100.00%	100.00%
Siam (APWC) Holdings Ltd.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	100.00%	100.00%
Moon View Ltd.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	100.00%	100.00%
Trigent Investment Holdings Limited
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	100.00%	100.00%
Crown Century Holdings Ltd.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	100.00%	100.00%
Sigma Cable Company (Private) Limited (“Sigma Cable”)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	98.30%	98.30%
Epan Industries Pte Ltd.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	98.30%	98.30%
Singvale Pte Ltd.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	100.00%	100.00%
Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	97.93%	97.93%
Shanghai Yayang Electric Co., Ltd. (“SYE”)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	68.75%	68.75%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. (“PEWS”)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	97.93%	97.93%
Crown Century Holdings Limited (“CCH (HK)”)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	97.93%	97.93%
Australia Pacific Electric Cable Pty Limited (“APEC”)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	98.06%	98.06%
Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”) (i)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited (“Siam Pacific”)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	50.93%	50.93%
Double D Cable Company Limited (“Double D”)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	50.93%	50.93%
Hard Lek Limited.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	73.98%	73.98%
APWC (Thailand) Co., Ltd.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	99.48%	99.48%
PEWC (Thailand) Co., Ltd.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	99.48%	99.48%
CTW Beta Co., Ltd.
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	50.89%	50.89%
Siam Fiber Optics Co., Ltd. (“SFO”)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	50.93%	50.93%
Asia Pacific New Energy Corporation Limited ("APNEC")
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	100.00%	100.00%
Pacific Smart System Corporation Limited ("PSSC") (Formerly YASHIN Energy Corporation Limited)
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	100.00%	100.00%
YADING Energy Corporation Limited ("YADING")
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	100.00%	100.00%